AXS TSLA Bear Daily ETF	AXS TSLA Bull Daily ETF
Ticker: TSLQ	Ticker: TSLU

AXS 1.25X NVDA Bear Daily ETF	AXS 1.25X NVDA Bull Daily ETF
Ticker: NVDS	Ticker: NVDB

AXS 2X COP Bear Daily ETF	AXS 2X COP Bull Daily ETF
Ticker: COPQ	Ticker: COPL

AXS 1.25X BA Bear Daily ETF	AXS 1.25X BA Bull Daily ETF
Ticker: BAS	Ticker: BAT

AXS 1.5X PYPL Bear Daily ETF	AXS 1.5X PYPL Bull Daily ETF
Ticker: PYPS	Ticker: PYPT

AXS 1.25X WFC Bear Daily ETF	AXS 1.25X WFC Bull Daily ETF
Ticker: WFCS	Ticker: WFCT

AXS 2X PFE Bear Daily ETF	AXS 2X PFE Bull Daily ETF
Ticker: PFES	Ticker: PFEL

AXS 1.5X CRM Bear Daily ETF	AXS 1.5X CRM Bull Daily ETF
Ticker: CRMS	Ticker: CRML

AXS 2X NKE Bear Daily ETF	AXS 2X NKE Bull Daily ETF
Ticker: NKEQ	Ticker: NKEL

AXS Cannabis ETF	AXS Esoterica NextG Economy ETF
Ticker: THCX	Ticker: WUGI

AXS Green Alpha ETF	AXS Real Estate Income ETF
Ticker: NXTE	Ticker: HYLD

AXS 2X Innovation ETF	AXS Change Finance ESG ETF
Ticker: TARK	Ticker: CHGX

AXS First Priority CLO Bond ETF	AXS Astoria Inflation Sensitive ETF
Ticker: AAA	Ticker: PPI

AXS Brendan Wood TopGun Index ETF	AXS Short China Internet ETF
Ticker: TGN	Ticker: SWEB

AXS Income Opportunities Fund
Class A Ticker: OIOAX
Class D Ticker: OIODX
Class I Ticker: OIOIX

Each a series of Investment Managers Series Trust II (the “Trust”)

Supplement dated February 9, 2023, to each currently effective

Statement of Additional Information (“SAI”).

Effective January 19, 2023, Eric M. Banhazl, who served as an Interested Trustee of the Trust from September 2013 to January 19, 2023, is serving as a Trustee Emeritus of the Trust. Effective January 19, 2023, Joy Ausili was appointed as an Interested Trustee of the Trust. Accordingly, the following changes are made to each Fund’s SAI.

The table in the “Trustees and Officers” section is deleted in its entirety and replaced with the following:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee [e]
“Independent” Trustees:
Thomas Knipper, CPA [a] (Born 1957) Trustee	Since September 2013	Retired (April 2022 – present); Independent Consulting, financial services organizations (March 2021 – March 2022); Vice President and Chief Compliance Officer, Ameritas Investment Partners, a registered investment advisor (1995 – March 2021).	45	Monachil Credit Income Fund, a closed-end investment company.
Kathleen K. Shkuda [a] (born 1951) Trustee	Since September 2013	Zigzag Consulting, a financial services consulting firm (2008 – present); Director, Managed Accounts, Merrill Lynch (2007 – 2008).	45	None.
Larry D. Tashjian [a] (born 1953) Trustee and Chairman of the Board	Since September 2013	Principal, CAM Capital Advisors, a family office (2001 – present).	45	General Finance Corporation.
John P. Zader [a] (born 1961) Trustee	Since September 2013	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Funds (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 – June 2014).	45	None.
Interested Trustees:
Terrance P. Gallagher a* (born 1958) Trustee and President	Since July 2019	President, Investment Managers Series Trust II (September 2013 – present); Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2004 – 2007).	45	Agility Multi-Asset Income Fund, Corbin Multi-Strategy Fund, LLC, Aspiriant Risk-Managed Real Asset Fund, Aspiriant Risk-Managed Capital Appreciation Fund, AFA Multi-Manager Credit Fund, The Optima Dynamic Alternatives Fund, Infinity Core Alternative Fund, Keystone Private Income Fund, First Trust Alternative Opportunities Fund, Variant Alternative Income Fund, Variant Impact Fund, First Trust Private Assets Fund, First Trust Private Credit Fund, First Trust Real Assets Fund, Destiny Alternative Fund LLC, Destiny Alternative Fund (TEI) LLC, and Pender Real Estate Credit Fund, each a closed-end investment company.

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee [e]
Joy Ausili b† (born 1966) Trustee, Vice President and Assistant Secretary	Since January 2023	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Vice President and Assistant Secretary (January 2016 – present), Investment Managers Series Trust II; Vice President and Secretary, Investment Managers Series Trust (March 2016 – present); Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).	45	None.
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since September 2013	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).	N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since January 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since September 2013

Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management

(2009 – 2010); Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of 56 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the series managed by the same investment advisor. The Funds’ investment advisor also serves as investment advisor to the following: (1) AXS Adaptive Plus Fund, (2) AXS All Terrain Opportunity Fund, (3) AXS Alternative Value Fund, (4) AXS Change Finance ESG ETF, (5) AXS Chesapeake Strategy Fund, (6) AXS Income Opportunities Fund, (7) AXS Market Neutral Fund, (8) AXS Merger Fund, (9) AXS Multi-Strategy Alternatives Fund, (10) AXS Sustainable Income Fund, (11) AXS Thomson Reuters Private Equity Return Tracker Fund, (12) AXS Thomson Reuters Venture Capital Return Tracker Fund, (13) AXS Short China Internet ETF, (14) AXS Astoria Inflation Sensitive ETF, (15) AXS TSLA Bear Daily ETF, (16) AXS TSLA Bull Daily ETF, (17) AXS 1.25X NVDA Bear Daily ETF, (18) AXS 1.25X NVDA Bull Daily ETF, (19) AXS 2X COP Bear Daily ETF, (20) AXS 2X COP Bull Daily ETF, (21) AXS 1.25X BA Bear Daily ETF, (22) AXS 1.25X BA Bull Daily ETF, (23) AXS 1.5X PYPL Bear Daily ETF, (24)AXS 1.5X PYPL Bull Daily ETF, (25) AXS 1.25X WFC Bear Daily ETF, (26) AXS 1.25X WFC Bull Daily ETF, (27) AXS 2X Innovation ETF, (28) AXS 2X PFE Bear Daily ETF, (29) AXS 2X PFE Bull Daily ETF, (30) AXS 1.5X CRM Bear Daily ETF, (31) AXS 1.5X CRM Bull Daily ETF, (32) AXS 2X NKE Bear Daily ETF, (33) AXS 2X NKE Bull Daily ETF, (34) AXS First Priority CLO Bond ETF, (35) AXS Cannabis ETF, (36) AXS Brendan Wood TopGun Index ETF, (37) AXS Green Alpha ETF, (38) AXS Esoterica NextG Economy ETF, (39) AXS Dynamic Opportunity Fund, (40) AXS Tactical Income Fund, (41) AXS Real Estate Income ETF, (42) AXS All Terrain ETF, (43) AXS SPAC and New Issue ETF, (44) AXS Short De-SPAC Daily ETF, and (45) AXS Short Innovation Daily ETF (collectively, the “AXS Funds”), which are offered in separate prospectuses. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services.
e	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”), or other investment companies registered under the 1940 Act.
†	Ms. Ausili is an “interested person” of the Trust by virtue of her position with Mutual Fund Administration, LLC.
*	Mr. Gallagher is an “interested person” of the Trust by virtue of his position with UMB Fund Services, Inc.

The following paragraph is added immediately below the table in the “Trustees and Officers” section:

Effective January 19, 2023, Eric M. Banhazl, who served as a Trustee of the Trust from September 2013 to January 19, 2023, is serving as a Trustee Emeritus of the Trust. As a Trustee Emeritus, Mr. Banhazl may attend the meetings of the Board of Trustees or any of its committees, but has no duties, powers or responsibilities with respect to the Trust.

The last paragraph in the “Compensation” section is deleted in its entirety and replaced with the following:

Mr. Gallagher and Ms. Ausili are not compensated for their service as Trustees because of their affiliation with the Trust. Officers of the Trust are not compensated by the Funds for their services.

As a Trustee Emeritus of the Trust, Mr. Banhazl does not receive any compensation from the Trust; however, he is entitled to reimbursement of expenses related to his attendance at any meetings of the Board of Trustees or its committees.

The first two paragraphs of the “Additional Information Concerning the Board and the Trustees” section are deleted in their entirety and replaced with the following:

The current Trustees were selected in September 2013 (July 2019 for Mr. Gallagher and January 2023 for Ms. Ausili) with a view towards establishing a Board that would have the broad experience needed to oversee a registered investment company comprised of multiple series employing a variety of different investment strategies. As a group, the Board has extensive experience in many different aspects of the financial services and asset management industries.

The Trustees were selected to join the Board based upon the following factors, among others: character and integrity; willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; as to each Trustee other than Ms. Ausili, Mr. Gallagher and Mr. Zader (at that time), satisfying the criteria for not being classified as an “interested person” of the Trust as defined in the 1940 Act; and, as to Ms. Ausili and Mr. Gallagher, their positions with Mutual Fund Administration, LLC and UMB Fund Services, Inc., respectively, the Trust’s co-administrators. In addition, the Trustees have the following specific experience, qualifications, attributes and/or skills relevant to the operations of the Trust:

The sentence referencing Mr. Banhazl in the first bullet point list in the “Additional Information Concerning the Board and the Trustees” section is deleted in its entirety and replaced with the following:

•	Ms. Ausili has substantial experience serving in senior executive positions at mutual fund administration service providers.

The “Fund Shares Beneficially Owned by Trustees” section is deleted in its entirety and replaced with the following:

Fund Shares Beneficially Owned by Trustees

As of December 31, 2022, the Trustees beneficially owned shares of the Funds and other series of the Trust as follows.

Name of Trustee	Dollar Range of Equity Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Larry Tashjian, Independent Trustee	None	None
Kathy Shkuda, Independent Trustee	None	None
Thomas Knipper, Independent Trustee	None	None
John P. Zader, Independent Trustee	None	None
Terrance P. Gallagher, Interested Trustee	None	None
Joy Ausili, Interested Trustee	None	None

Please retain this Supplement with your records.